Offerings - Offering: 1	Jan. 20, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	600,000
Proposed Maximum Offering Price per Unit | $ / shares	0.73825
Maximum Aggregate Offering Price	$ 442,950
Fee Rate	0.01381%
Amount of Registration Fee	$ 61.18
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover an indeterminate number of additional shares of common stock, $0.001 par value per share (the “Common Stock”) of Netcapital Inc. (the “Registrant”), which become issuable under the Registrant’s 2023 Omnibus Equity Incentive Plan, as amended by reason of any stock splits, stock dividends, reorganizations, mergers, consolidations, recapitalizations or other similar transactions.Represents 466,201 shares of Common Stock that were automatically added to the shares authorized for issuance under the 2023 Omnibus Equity Incentive Plan, as amended (the “Plan”) pursuant to an “evergreen” provision contained in the 2023. In addition, the Company is registering an additional 133,799 shares of Common Stock reserved under the Plan not previously registered and also in respect of shares issued under the Plan that are forfeit or expire are available for future grants of awards under the Plan.Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low sales prices of the Common Stock as reported on the Nasdaq Capital Market on January 14, 2026, which was $0.738525 per share.